Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables
Schedule of trade and other payables
(€ million)	December 31, 2025	December 31, 2024
Trade payables	13,901	15,170
Down payments and advances from joint ventures in exploration & production activities	714	767
Payables for purchase of non-current assets	1,666	1,939
Payables due to partners in exploration & production activities	1,114	1,377
Other payables	2,866	2,839
	20,261	22,092